Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2050 Portfolio℠
September 30, 2025
VIPIFF2050-NPRT3-1125
1.9909108.102
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	133	1,251
Fidelity International Bond Index Fund (a)	266	2,502
Fidelity Long-Term Treasury Bond Index Fund (a)	84,073	791,969
TOTAL BOND FUNDS (Cost $796,822)		795,722

Domestic Equity Funds - 51.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	17,400	1,142,637
VIP Equity Income Portfolio - Investor Class (a)	30,959	925,989
VIP Growth & Income Portfolio - Investor Class (a)	36,189	1,273,116
VIP Growth Portfolio - Investor Class (a)	17,549	1,894,933
VIP Mid Cap Portfolio - Investor Class (a)	7,658	291,557
VIP Value Portfolio - Investor Class (a)	33,216	646,043
VIP Value Strategies Portfolio - Investor Class (a)	20,603	320,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,775,884)		6,494,446

International Equity Funds - 40.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	102,271	1,557,587
VIP Overseas Portfolio - Investor Class (a)	118,724	3,575,976
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,386,126)		5,133,563

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $148,247)	3.95	148,247	148,247

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,107,079)	12,571,978
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	12,571,979

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,332	104	11	-	23	1,251	133
Fidelity International Bond Index Fund	72,514	10,219	80,745	-	(644)	1,158	2,502	266
Fidelity Long-Term Treasury Bond Index Fund	478,001	428,845	134,226	16,965	(3,545)	22,894	791,969	84,073
VIP Contrafund Portfolio - Investor Class	652,494	514,598	155,736	20,704	536	130,745	1,142,637	17,400
VIP Emerging Markets Portfolio - Investor Class	945,993	688,329	427,571	-	6,334	344,502	1,557,587	102,271
VIP Equity Income Portfolio - Investor Class	532,423	406,627	103,738	4,087	(1,039)	91,716	925,989	30,959
VIP Government Money Market Portfolio - Investor Class	-	279,431	131,184	3,069	-	-	148,247	148,247
VIP Growth & Income Portfolio - Investor Class	730,492	533,024	137,847	7,389	(170)	147,617	1,273,116	36,189
VIP Growth Portfolio - Investor Class	1,081,368	851,849	239,197	13,104	(1,435)	202,348	1,894,933	17,549
VIP Investment Grade Bond II Portfolio - Investor Class	-	12,574	12,687	-	113	-	-	-
VIP Mid Cap Portfolio - Investor Class	167,624	140,084	28,576	7,695	(876)	13,301	291,557	7,658
VIP Overseas Portfolio - Investor Class	2,011,303	1,549,011	402,140	23,143	(1,459)	419,261	3,575,976	118,724
VIP Value Portfolio - Investor Class	374,132	309,132	62,214	14,801	(2,792)	27,785	646,043	33,216
VIP Value Strategies Portfolio - Investor Class	185,962	152,989	30,331	3,560	(2,132)	13,683	320,171	20,603
	7,232,306	5,878,044	1,946,296	114,528	(7,109)	1,415,033	12,571,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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